Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Oct. 02, 2016	Jan. 03, 2016
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

The estimate of the fair values of assets acquired and liabilities assumed is as follows:

(In millions)
Fair value of consideration transferred:
Cash consideration	$57.8
Working capital adjustment	(0.1)

Net consideration transferred	$57.7

Assets acquired, at fair market value:
Cash and cash equivalents	$2.3
Accounts receivable	5.7
Inventory	9.3
Deferred tax assets	3.5
Prepaid expenses and other current assets	2.2

Total current assets	23.0
Property and equipment	9.9
Intangible assets	27.2
Other assets	1.3

Total assets	$61.4

Liabilities assumed, at fair market value:
Accounts payable	$6.1
Accrued liabilities	6.7
Deferred tax liabilities	12.0

Total liabilities assumed	$24.8

Identifiable net assets acquired	$36.6
Goodwill	21.1

Net assets acquired	$57.7

The preliminary estimate of the fair values of assets acquired and liabilities assumed (in millions) is as follows:

Fair value of consideration transferred (in millions):
Cash consideration	$57.8
Working capital adjustment	(0.1)

Net consideration transferred	57.7

Assets acquired, at fair market value:
Cash and cash equivalents	$2.3
Accounts receivable	5.7
Inventory	9.3
Deferred tax assets	3.5
Prepaid expenses and other current assets	2.2

Total current assets	23.0
Property and equipment	9.9
Intangible assets	27.2
Other assets	1.3

Total assets	61.4

Liabilities assumed, at fair market value:
Accounts payable	6.1
Accrued liabilities	6.7
Deferred tax liabilities	12.0
Total liabilities assumed	24.8

Identifiable net assets acquired	36.6
Goodwill	21.1

Net assets acquired	$57.7

Summary of Unaudited Pro Forma Information

On an unaudited pro forma basis, the following represents the consolidated results of the Company had the Company acquired Shemin as of December 29, 2014 (the first day of the Company’s fiscal year 2015):

Nine Months Ended
September 27, 2015
(In millions, except per share data)
Net sales	$1,119.3
Net income available to SiteOne common shareholders	$(0.6)
Net income per share of common stock attributable to SiteOne—diluted	$(0.05)

On an unaudited pro forma basis, the following represents the consolidated results of the Company had the Company acquired Shemin as of December 31, 2013 (the first day of the Company’s fiscal year 2014):

	Fiscal Years Ended
(In millions, except for per share data)	January 3, 2016	December 28, 2014
Net sales	$1,459.1	$1,313.5
Net loss available to SiteOne common shareholders	$(17.6)	$(5.8)
Net loss per share of common stock attributable to SiteOne—diluted	$(1.24)	$(0.42)

CD And R Acquisition
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

Fair value of consideration transferred (in millions):
Cash consideration	$318.0
Common stock issued as consideration	78.2
Pre-closing adjustment	(7.6)
Working capital adjustment (1)	3.5

Net consideration transferred	$392.1
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	$10.4
Accounts receivable	124.5
Inventories	223.8
Property and equipment	55.7
Intangible assets	90.5
Deferred income tax asset	15.8
Other assets	11.4
Accounts payable	(66.4)
Deferred income tax liabilities	(44.0)
Other liabilities	(29.0)
Capital leases assumed	(9.2)

Net assets acquired	$383.5
Excess purchase price attributed to goodwill acquired	$8.6

(1)	In March 2014 the Company paid to Deere approximately $3.5 million for a working capital adjustment required by the agreement. This amount was included in Accrued liabilities as of December 29, 2013.